Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Note 12.	Related Party Transactions

In the prior year, we utilized manufacturing facilities and resources managed by affiliates of Kimberly-Clark to conduct our business. The expenses associated with these transactions, which primarily relate to production of semi-finished goods for our S&IP business, are included in cost of products sold in our combined income statement for the three months ended March 31, 2014. Following the Spin-off, Kimberly-Clark is not considered a related party.

In the prior year, our combined financial statements include certain expenses of Kimberly-Clark which were allocated to us for certain functions, including general expenses related to supply chain, finance, legal, information technology, human resources, compliance, shared services, insurance, employee benefits and incentives and stock-based compensation. These expenses were allocated to us on the basis of direct usage when identifiable, with the remainder allocated on the relative percentage of net sales or headcount. The total amount of these allocations from Kimberly-Clark was approximately as follows (in millions):

Three Months Ended March 31, 2014
Cost of products sold	$6
Selling and general expenses	16
Research expenses	3

Total	$25

Note 18.	Related Party Transactions

A portion of our net sales results from sales to Kimberly-Clark subsidiaries and affiliates. Included in our consolidated and combined financial statements are net sales to Kimberly-Clark subsidiaries and affiliates of $79 million through the Spin-off date in 2014, $91 million in 2013 and $93 million in 2012.

Prior to the Spin-off, we utilized manufacturing facilities and resources managed by affiliates of Kimberly-Clark to conduct our business. The expenses associated with these transactions, which primarily relate to production of semi-finished goods for our surgical and infection prevention business, are included in cost of products sold in our combined income statement.

Our consolidated and combined financial statements include certain expenses of Kimberly-Clark which were allocated to us for certain functions, including general expenses related to supply chain, finance, legal, information technology, human resources, compliance, shared services, insurance, employee benefits and incentives and stock-based compensation. These expenses have been allocated to us on the basis of direct usage when identifiable, with the remainder allocated on the relative percentage of net sales or headcount. The total amount of these allocations from Kimberly-Clark was approximately as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Cost of products sold	$22	$25	$25
Selling and general expenses	41	60	60
Research expenses	11	10	10

Total	$74	$95	$95

We consider the expense allocation methodology and results to be reasonable for all periods presented. However, these allocations may not be indicative of the actual expenses we would have incurred as a separate, stand-alone public company or of the costs we will incur in the future.

Prior to the Spin-off, Kimberly-Clark has provided financing, cash management and other treasury services to us. In North America, our cash balances were swept by Kimberly-Clark, and prior to the Spin-off, we received funding from Kimberly-Clark for most of our operating and investing cash needs. Such cash transferred to and from Kimberly-Clark was recorded as intercompany cash. Intercompany cash, receivables and payables with Kimberly-Clark are reflected within parent company investment in the accompanying consolidated and combined financial statements.